[RIVERSOURCE INVESTMENTS(SM) LOGO]


                              Prospectus supplement
                               Dated July 24, 2006*


FUND (PROSPECTUS DATE)                                        PROSPECTUS FORM #
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RiverSource California Tax-Exempt Fund (10/3/05)                S-6328-99 Z
RiverSource Intermediate Tax-Exempt Fund (1/27/06)              S-6355-99 P
RiverSource Massachusetts Tax-Exempt Fund (10/3/05)             S-6328-99 Z
RiverSource Michigan Tax-Exempt Fund (10/3/05)                  S-6328-99 Z
RiverSource Minnesota Tax-Exempt Fund (10/3/05)                 S-6328-99 Z
RiverSource New York Tax-Exempt Fund (10/3/05)                  S-6328-99 Z
RiverSource Ohio Tax-Exempt Fund (10/3/05)                      S-6328-99 Z
RiverSource Tax-Exempt Bond Fund (1/27/06)                      S-6310-99 AC
RiverSource Tax-Exempt High Income Fund (1/27/06)               S-6430-99 AC

The Portfolio Manager subsection of the Investment Manager section has been revised as follows:

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Rick LaCoff, Portfolio Manager

o    Managed the Fund since 2006.

o    Leader of the municipal sector team.

o    Joined RiverSource Investments in 2006.

o Senior Vice President and Head of Municipal Bond Strategy Trading, Payden & Rygel Investment Counsel, 1997-2006.

o    Began investment career in 1992.

o Master of Science, concentration: Finance, Drexel University; BS, Business Administration, concentration: Finance, Villanova University.

The rest of this section remains unchanged.




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S-6433-1 A (7/06)
*Valid until next prospectus update.